INCOME TAXES - Summary of Reconciliation Between Income Taxes Computed at Federal Statutory Rate and Provision for Income Taxes (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Federal income taxes at 21% for 2023 and 2022			$ (5,264,000)	$ (4,559,000)
Federal statutory income tax rate (as a percent)			21.00%	21.00%	21.00%
State income tax, net of federal benefit			$ (241,000)	$ (158,000)
Nondeductible expenses			234,000	365,000
Tax credits			(1,096,000)	(1,092,000)
Rate change			(54,000)	491,000
Change in valuation allowance			5,861,000	(22,218,000)
Reserve for uncertain tax positions			273,000	(10,346,000)
162m deferred tax asset limitation			128,000	82,000
382 NOL and tax credit limitation			0	37,513,000
Expired stock awards			174,000	1,052,000
Other			0	(1,116,000)
Income tax expense	$ (0)	$ 8,000	$ 15,000	$ 14,000